Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2020	December 31, 2019	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship*	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship*	688	130
Backlog	90	90

	4,285	3,727

Amortized cost	$40	$598

Schedule of carrying amount of goodwill

Goodwill
Balance as of January 1, 2019	4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2j) (*)	(614)
Balance as of January 1,2020
Balance as of January 1and December 31, 2019	5,147
Changes during 2020
Acquisition of Imdecol
Impairment of Goodwill (See Note 2j) (**)	(471)
Balance as of December 31,2020	$4,676